SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	4 Months Ended	7 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Pelican Holdco Inc [Member]
Schedule of segment information

For the Period from September 5, 2025 (Inception) to December 31, 2025
General and administrative expenses	$88,845

Schedule of deferred tax assets and liabilities

For the Period from September 5, 2025 (Inception) to December 31, 2025
Deferred tax assets:
Deferred start-up and organizational expenditures	$(18,658)
Total deferred tax assets, net	(18,658)
Valuation allowance	18,658
Deferred tax assets, net of valuation allowance	$-

The reconciliation of the statutory federal income tax with the provision (benefit) for income taxes is as follows:

	For the Period from September 5, 2025 (Inception) to December 31, 2025
Income tax benefit at federal statutory rate	18,658	21.0%
Income tax (benefit) at state statutory rate	-	-
Change in valuation allowance	(18,658)	21.0%
Permanent differences	-	-
Total income tax provision (benefit)	$-	0%

Schedule of reconciliation of statutory federal income tax

	For the Period from September 5, 2025 (Inception) to December 31, 2025
Income tax benefit at federal statutory rate	18,658	21.0%
Income tax (benefit) at state statutory rate	-	-
Change in valuation allowance	(18,658)	21.0%
Permanent differences	-	-
Total income tax provision (benefit)	$-	0%

Greenland Exploration Limited
Schedule of segment information

For the period June 9, 2025 (inception) to December 31, 2025
General and administrative expenses	$176,575
Cash	$36,051

Schedule of deferred tax assets and liabilities

For the Period from June 9, 2025 (Inception) to December 31, 2025
Deferred tax assets:
Deferred start-up and organizational expenditures	$(37,081)
Total deferred tax assets, net	(37,081)
Valuation allowance	37,081
Deferred tax assets, net of valuation allowance	$-

Schedule of reconciliation of statutory federal income tax

	For the Period from June 9, 2025 (Inception) to December 31, 2025
Income tax benefit at federal statutory rate	37,081	21.0%
Income tax (benefit) at state statutory rate	-	-
Change in valuation allowance	(37,081)	21.0%
Permanent differences	-	-
Total income tax provision (benefit)	$-	0%

Schedule of Net loss per share

Net loss from June 9, 2025 (inception) to December 31, 2025	$(176,575)

For the Period June 9, 2025 (inception) to December 31, 2025
Total number of shares	1,500,000
Ownership percentage	100%
Total loss allocated	(116,575)
Total income (loss)	(116,575)

Weighted average shares	1,441,463
Earnings (loss) per share	(0.08)